Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other Current and Long-term Liabilities
Schedule of other current liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$120,881	$130,100
Other current liabilities	365	365
Total	$121,246	$130,465

Schedule of other long-term liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$112,279	$176,948
Other long-term liabilities	12,145	10,315
Total	$124,424	$187,263